Stock Option Plans (Tables)	12 Months Ended
Dec. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]	Activity in the Company’s stock option plans during 2012, 2011 and 2010 is summarized in the following table:

	Year ended	Year ended	Year ended
	December 31, 2012	December 31, 2011	December 31, 2010
Outstanding, beginning of year:	367,698	294,494	220,270
Granted	72,672	73,204	74,224
Exercised	0	0	0
Expired or canceled	0	0	0
Outstanding, end of year:	440,370	367,698	294,494
Exercisable, end of year:	440,370	367,698	294,494
The weighted-average exercise price of outstanding options:	$11.00	$11.00	$11.00